Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based compensation
Schedule providing assumptions used in determining the fair value of stock-based awards

	Grant Year
	2011	2010	2009
Weighted-average dividend yield	2.2%	2.3%	3.1%
Weighted-average volatility	32.7%	36.4%	36.0%
Range of volatilities	20.9-45.4%	35.2-51.8%	35.8-61.0%
Range of risk-free interest rates	0.25-3.51%	0.32-3.61%	0.17-2.99%
Weighted-average expected lives	8 years	7 years	8 years

Schedule of financial information related to stock-based compensation

TABLE I—Financial Information Related to Stock-based Compensation

	2011		2010		2009
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Granted to officers and key employees[1]	2,960,595	$102.13	7,556,481	$57.85	6,823,227	$22.17
Exercised	(10,149,476)	$41.78	(12,568,232)	$32.83	(3,906,785)	$28.13
Forfeited / expired	(321,126)	$48.02	(188,038)	$43.64	(231,729)	$38.05
Outstanding at end of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Exercisable at year-end	35,523,057	$52.66	41,658,033	$48.23	48,256,847	$43.14

RSUs activity:
Outstanding at beginning of year	4,650,241		4,531,545		2,673,474
Granted to officers and key employees	1,082,032		1,711,771		2,185,674
Vested	(1,382,539)		(1,538,047)		(286,413)
Forfeited	(68,244)		(55,028)		(41,190)
Outstanding at end of year	4,281,490		4,650,241		4,531,545

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/11	Life (Years)	Price	Value[2]	at 12/31/11	Life (Years)	Price	Value[2]
$22.17 – 26.03	7,058,743	6.14	$22.66	$482	1,799,303	3.13	$24.11	$120
$27.14 – 38.63	9,867,938	2.10	$34.79	554	9,867,938	2.10	$34.79	554
$40.64 – 45.64	7,430,542	3.14	$45.59	337	7,430,542	3.14	$45.59	337
$57.85 – 66.77	11,142,739	7.17	$59.60	349	4,441,851	5.65	$62.24	127
$72.05 – 102.13	14,873,029	5.73	$78.26	188	11,983,423	4.90	$72.51	220
	50,372,991		$53.01	$1,910	35,523,057		$52.66	$1,358

[1]

Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs.

[2]

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2011, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2011	2010	2009
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$36.73	$22.31	$7.10
Intrinsic value of stock awards exercised	$618	$518	$77
Fair value of stock awards vested	$96	$124	$213
Cash received from stock awards exercised	$161	$325	$89

RSUs activity:
Weighted-average fair value per share of stock awards granted	$97.51	$53.35	$20.22
Fair value of stock awards vested	$143	$99	$10